Income tax (Tables)	12 Months Ended
Jun. 30, 2022
Income tax
Schedule of income tax expense

	2022	2021
Statutory income tax rate	26.15%	26.37%
	$	$
Net income (loss) before income taxes	(104,390)	4,384
Expected income tax expense	(27,297)	1,156
Difference in foreign tax rates	(75)	(106)
Tax rate changes and other adjustments	1,437	(17)
Share based compensation	2,596	961
Other non deductible expenses	(42)	167
True-up of prior years	1,194	38
Scientific Research and Experimental Development (SR&ED)	87	(155)
Business acquisition costs	470	877
Sec 481(a) adjustment	136	129
Gain on consideration payable	(591)	(1,037)
Stock options deduction revaluation adjustment	4,239	2,287
Goodwill impairment	23,756	—
Earn-out amortization	209	—
Currency translation adjustment and other adjustments	—	(165)
Changes in tax benefits not recognized	271	(33)
Income tax expense	6,390	4,102

The Company’s income tax expense is allocated as follows:	$	$
Current tax expense	3,980	1,935
Deferred income tax expense	2,410	2,167
Income tax expense	6,390	4,102

Schedule of components of deferred tax assets (liabilities)

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Deferred income tax assets and liabilities
Non-deductible reserves - Canadian	125	317	78
Non-deductible reserves - USA	5,319	4,712	1,885
SR&ED investment tax credits, net of 12(1)(x)	2,001	1,457	1,459
Property and equipment - Canadian	(83)	(212)	(228)
Property and equipment - USA	(2,349)	(1,493)	(499)
Deferred development costs	(548)	(608)	(735)
Intangible assets including goodwill - Canadian	(89)	(82)	(66)
Intangible assets including goodwill - USA	(42,242)	(41,967)	(2,798)
Non-capital losses carried forward - USA	15,140	5,159	4,074
Non-capital losses carried forward - Canadian	480	—	94
Capital losses carried forward and other - Canadian	3	3	272
Right of use assets net of obligations - Canadian	27	30	6
Right of use assets net of obligations - USA	239	148	76
Share issuance costs - Canadian	834	1,146	262
Acquisition costs and other - USA	404	421	—
Stock options - USA	4,096	8,260	—
163J interest	3,593	—	—
Interest rate swap	(507)	—	—
Capital development cost-USA	(338)	—	—
Net deferred income tax assets (liabilities)	(13,895)	(22,709)	3,880

Schedule of movement in net deferred tax assets (liabilities)

	June 30,	June 30,
	2022	2021
	$	$
Balance at the beginning of the year	(22,709)	3,880
Recognized in profit/loss	(2,410)	(2,167)
Recognized in goodwill	11,091	(25,462)
Recognized in equity	—	1,160
Recognized in deferred development costs	628	(124)
Recognized in OCI	(507)	—
Other foreign exchange movement	12	4
Balance at the end of the year	(13,895)	(22,709)

Schedule of unrecognized deferred tax assets

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Capital losses carried forward and other - Canadian	41	41	—
Capital losses carried forward - USA	12,885	12,885	—

Schedule of tax credits available

	Federal tax credits	Ontario tax credits
Year of expiration	carry forward	carry forward
	$	$
2034	212	—
2035	233	—
2036	270	—
2037	242	—
2038	184	—
2039	263	—
2040	244	35
2041	426	168
2042	355	61
	2,429	264